Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Fixed Maturities, Available-for-sale, at fair value (AFS), Allowance for Credit Losses	$ 4,769	$ 4,149
Fixed maturities, available-for-sale, amortized cost	21,311,087	12,737,749
Fixed maturities, trading, amortized cost	2,682,022	3,319,660
Equity securities, at cost	148,179	106,174
Commercial mtg and other loans, allowance for credit losses	20,263	5,951
Other invested assets, at fair value	$ 116,110	$ 348,004
Common stock, par value (in dollars per share)	$ 10	$ 10
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	250,000	250,000
Common stock, shares outstanding	250,000	250,000